Schedule of property plant and equipment (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 232,013	$ 313,753	$ 310,873
Accumulated depreciation	(219,098)	(296,288)	(275,511)
Property and equipment, net	12,915	17,465	35,362
Office Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Total	112,290	151,850	150,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	112,527	152,171	151,141
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 7,196	$ 9,732	$ 9,732